Property and Equipment, Net (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CNY (¥)
Property and Equipment, Net (Details) [Line Items]
Depreciation and amortization expense	$ 324,367	$ 310,845	$ 299,959
Amortization expense	1,692,352	$ 1,140,727	$ 652,245
Short- term bank loan borrowed	1,569,218
Fixed asset pledge	2,600,000
Zhuhai Powerbridge [Member]
Property and Equipment, Net (Details) [Line Items]
Capital	5,600,000			¥ 35.9
Payment issued	$ 3,400,000